Organization and Nature of Operations (Details Narrative) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
State of Incorporation		Nevada
Date of Incorporation		Sep. 21, 1989
Common stock shares returned to the treasury	30,000,000	30,000,000
Common Stock, shares par value	$ 0.001	$ 0.001		$ 0.001
Common Stock, shares issued	48,272,311	48,272,311		41,828,952
Common stock shares outstanding	48,272,311	48,272,311		41,828,952
Payments related to reverse acquisition and re-purchase of shares		$ (340,000)		$ (110,000)
Exchange Agreement [Member] | Jacksam [Member]
Business acquisition, equity interest issued or issuable	45,000,000	45,000,000
Business acquisition, par value	$ 0.001	$ 0.001
Pre-Merger [Member]
Common stock shares held by shareholders	3,272,311	3,272,311